UNITED  STATES
     SECURITIES  AND  EXCHANGE  COMMISSION
     WASHINGTON,  D.C.  20549

     FORM  24F-2

     ANNUAL  NOTICE  OF  SECURITIES  SOLD
     PURSUANT  TO  RULE  24F-2

       Read  instructions  at  end  of  form  before  preparing  form.


1.     Name  and  address of issuer:   Merrill Lynch Utility Income Fund, Inc.
                                       800 Scudders Mill Road
                                       Plainsboro,  NJ  08536

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                 [x]

3.     Investment  Company  Act  File  Number:   811-7071
       Securities  Act  File  Number:            33-49787

4(a).  Last  day of fiscal year for which this Form is filed:    August 21, 2000

4(b). [x] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [x] Check box if this is the last time the Issuer will be filing this Form.

5.   Calculation  of  registration  fee:

     (1)  Aggregate  sale  price  of  securities  sold  during  the  fiscal year
     pursuant  to  section  24(f):                         $  10,218,220.66

     (2)  Aggregate  price  of  securities  redeemed  or  repurchased during the
     fiscal  year:                                         $  65,283,664.97

     (3) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                           $  0
     (4)  Total  available  redemption  credits  [add  Items  5(ii)  and  5(iii)
                                                          -$  65,283,664.97
     (5)  Net  sales  -  If  Item 5(i) is greater than Item 5(iv) [subtract Item
     5(iv)  from  Item  5(i)]:                             $  0

     (6) Redemption credits available for use in future years-if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                           $  (55,065,444.31)

     (7)  Multiplier  for  determining  registration  fee (See Instruction C.9):
                                                           X  .000264

     (8)  Registration  fee  due [multiply Item 5(v) by Item 5 (vii)] (enter "0"
     if  no  fee  is  due):                               =$  0

6.        Prepaid  Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
securities  (number of shares or other units) deducted here:        0.  If there
is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
number  here:        0.

7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):
                                                         =$  0
8.  Total of the amount of the registration fee due plus any interest due [line
    5  (viii)  plus  line  7]:                           =$  0

9. Date the registration fee and any interest payment sent to the Commission's lockbox depository:

             Method  of  Delivery:

               Wire  Transfer [  ]
      Mail  or  other  means  [  ]


                                     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By  (Signature  and  Title)1
                                     /s/Ira  P.  Shapiro
                                        Ira P. Shapiro
      Secretary

     Date:  November 22, 2000


1 Please print the name and title of the signing officer below the signature.